OTHER NON-CURRENT LIABILITIES - Schedule of the carrying amount of the Equipment Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Changed in Carrying Amount of Other Non-Current Liabilities [Line Items]
Current	$ 36,057	$ 16,004
Non-current	145,576	85,858
Equipment Facility
Changed in Carrying Amount of Other Non-Current Liabilities [Line Items]
Current	36,057	16,004
Non-current	145,576	85,858
Total	181,633	101,862
Equipment Facility | Green stone Acquisition
Changed in Carrying Amount of Other Non-Current Liabilities [Line Items]
Total	96,974	101,862
Equipment Facility | Valentine
Changed in Carrying Amount of Other Non-Current Liabilities [Line Items]
Total	$ 84,659	$ 0